Description of Business (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jul. 13, 2021
Cash and cash equivalents at beginning of period	$ 1,100,031
Cash at beginning of period	1,100,031	$ 9,614
Cash and cash equivalents at end of period	422,073	1,100,031
Cash at end of period	422,073	1,100,031	9,614
Southland Holding Llc [Member]
Cash and cash equivalents at beginning of period	63,342,000		30,889,000
Restricted cash at beginning of period	47,900,000		149,507,000
Cash at beginning of period	111,242,000	135,936,000	180,396,000	180,396,000
Cash and cash equivalents at end of period	43,306,000	63,342,000		30,889,000
Restricted cash at end of period	14,218,000	47,900,000		149,507,000
Cash at end of period	$ 57,524,000	$ 111,242,000	$ 135,936,000	$ 180,396,000